Financial debt - Additional information (Details) - MXN ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 25, 2017
Disclosure of financial debt [Line Items]
Repayments of non-current borrowings	$ 17,877	$ 51,000
Non-current portion of non-current borrowings	1,460,405	1,488,208	$ 1,544,807
Interest expense on borrowings	159,169	$ 250,820	$ 185,913
Debt securities, number				15,000,000
Debt securities, par value				$ 100
Unearned interest	$ 122,722
Pesos denominated short term loans [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate	5.50%	8.77%	9.15%
Debt instruments issued				$ 1,500,000
Pesos denominated short term loans [Member] | Weighted Average [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate	6.71%	9.24%	9.14%
Dollar denominated short term loans [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate	0.75%	2.37%	2.29%
Dollar denominated short term loans [Member] | Weighted Average [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate	1.61%	2.36%	2.26%
Long term loans [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate	4.91%	8.26%	8.46%
Long term loans [Member] | Weighted Average [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate	6.49%	8.53%	8.42%
Unused lines of credit facility [Member]
Disclosure of financial debt [Line Items]
Non-current portion of non-current borrowings	$ 6,919,625	$ 3,325,981	$ 5,723,011